UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2023

Date of reporting period:	January 1, 2023 – June 30, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT High Yield Fund

Semiannual report

6 | 30 | 23

Message from the Trustees

August 7, 2023

Dear Shareholder:

Stocks have generally advanced through the first half of 2023. Recently, a strong pulse of innovation has been gaining investors’ attention, and the technology sector has started to rebound from a difficult 2022. More broadly, international markets are performing well, even though the reopening of China’s economy lacked the dynamism many had anticipated.

Bond markets have experienced more ups and downs, but performance has improved compared with 2022. U.S. inflation has been trending downward, while the country’s economic growth has remained positive. Against this backdrop, investors are weighing the impact of high borrowing costs, stress in the banking system, and a weaker housing market.

As active managers, your investment team continues to research attractive opportunities for your fund while monitoring risks. This report offers an update on their efforts.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Consider these risks before investing: The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Lower-rated bonds may offer higher yields in return for more risk. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/23)

Investment objective

High current income, with a secondary objective of capital growth when consistent with achieving high current income

Net asset value June 30, 2023

Class IA: $5.25	Class IB: $5.20

Annualized total return at net asset value (as of 6/30/23)

			JPMorgan
	Class IA shares	Class IB shares	Developed High
	(2/1/88)	(4/30/98)	Yield Index*
6 months	5.09%	5.06%	5.76%
1 year	7.94	7.74	9.17
5 years	2.75	2.53	3.41
10 years	3.82	3.57	4.58
Life of fund	6.81	6.59	—

Returns for periods of less than one year are not annualized.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* The fund’s benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund.

The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated BBB or higher (A-3 or higher for short-term debt) is considered investment grade. This table reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency. Due to rounding, percentages may not equal 100%.

Putnam VT High Yield Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/23 to 6/30/23. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/22*	0.74%	0.99%
Annualized expense ratio for the six-month
period ended 6/30/23	0.74%	0.99%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Restated to reflect current fees.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/23		ended 6/30/23
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.76	$5.03	$3.71	$4.96
Ending value
(after
expenses)	$1,050.90	$1,050.60	$1,021.12	$1,019.89

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/23. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

2 Putnam VT High Yield Fund

The fund’s portfolio 6/30/23 (Unaudited)

	Principal
CORPORATE BONDS AND NOTES (81.5%)*	amount	Value

Advertising and marketing services (0.3%)
Clear Channel Outdoor Holdings, Inc.
144A company guaranty sr. unsec.
sub. notes 7.75%, 4/15/28	$250,000	$196,250
Outfront Media Capital, LLC/
Outfront Media Capital Corp. 144A
company guaranty sr. unsec. notes
5.00%, 8/15/27	225,000	204,233
Outfront Media Capital, LLC/Outfront
Media Capital Corp. 144A sr. unsec.
notes 4.25%, 1/15/29	20,000	16,807
		417,290
Basic materials (10.2%)
ArcelorMittal SA sr. unsec. unsub.
notes 7.00%, 10/15/39 (France)	525,000	547,927
ATI, Inc. sr. unsec. notes
4.875%, 10/1/29	90,000	81,017
ATI, Inc. sr. unsec. sub. notes
5.875%, 12/1/27	470,000	454,851
Avient Corp. 144A sr. unsec. unsub.
notes 7.125%, 8/1/30	415,000	419,741
Axalta Coating Systems, LLC 144A
company guaranty sr. unsec. notes
3.375%, 2/15/29	565,000	480,956
Beacon Roofing Supply, Inc.
144A company guaranty sr. notes
4.50%, 11/15/26	220,000	208,760
Beacon Roofing Supply, Inc. 144A sr.
unsec. unsub. notes 4.125%, 5/15/29	130,000	115,050
Big River Steel, LLC/BRS Finance
Corp. 144A sr. notes 6.625%, 1/31/29	256,000	252,880
Boise Cascade Co. 144A company
guaranty sr. unsec. notes
4.875%, 7/1/30	375,000	338,995
Builders FirstSource, Inc. 144A
company guaranty sr. unsec. bonds
6.375%, 6/15/32	135,000	134,123
Builders FirstSource, Inc. 144A
company guaranty sr. unsec. bonds
4.25%, 2/1/32	320,000	278,448
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6.33%,
7/15/29 (Germany)	365,000	362,488
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6.165%,
7/15/27 (Germany)	215,000	213,888
Cemex SAB de CV sr. unsec. sub.
FRB Ser. REGS, 9.125%, perpetual
maturity (Mexico)	200,000	202,000
CF Industries, Inc. company guaranty
sr. unsec. bonds 4.95%, 6/1/43	455,000	393,875
Commercial Metals Co. sr. unsec.
notes 4.375%, 3/15/32	165,000	142,592
Commercial Metals Co. sr. unsec.
notes 4.125%, 1/15/30	280,000	249,172
Compass Minerals International, Inc.
144A company guaranty sr. unsec.
notes 6.75%, 12/1/27	285,000	274,769
Constellium NV 144A company
guaranty sr. unsec. notes 5.875%,
2/15/26 (France)	250,000	244,933

		Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.		amount	Value

Basic materials cont.
Constellium SE sr. unsec. notes
Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	$137,658
CP Atlas Buyer, Inc. 144A sr. unsec.
notes 7.00%, 12/1/28		$145,000	113,825
First Quantum Minerals, Ltd. 144A
company guaranty sr. unsec. notes
8.625%, 6/1/31 (Canada)		475,000	485,688
First Quantum Minerals, Ltd. 144A
company guaranty sr. unsec. notes
6.875%, 3/1/26 (Canada)		200,000	196,881
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes
5.45%, 3/15/43 (Indonesia)		325,000	303,044
Graphic Packaging International, LLC
company guaranty sr. unsec. unsub.
notes Ser. REGS, 2.625%, 2/1/29	EUR	215,000	205,383
Graphic Packaging International, LLC
144A company guaranty sr. unsec.
notes 3.75%, 2/1/30		$430,000	370,877
Herens Holdco SARL 144A company
guaranty sr. notes 4.75%, 5/15/28
(Luxembourg)		315,000	244,125
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 6.125%,
4/1/29 (Canada)		305,000	280,835
Ingevity Corp. 144A company
guaranty sr. unsec. notes
3.875%, 11/1/28		250,000	212,813
Intelligent Packaging Holdco Issuer
LP 144A sr. unsec. notes 9.00%,
1/15/26 (Canada) ‡‡		215,000	162,056
Intelligent Packaging, Ltd., Finco,
Inc./Intelligent Packaging, Ltd.
Co-Issuer, LLC 144A sr. notes 6.00%,
9/15/28 (Canada)		225,000	190,934
Kleopatra Holdings 2 SCA company
guaranty sr. unsec. notes Ser. REGS,
6.50%, 9/1/26 (Luxembourg)	EUR	240,000	166,954
Louisiana-Pacific Corp. 144A sr.
unsec. notes 3.625%, 3/15/29		$245,000	214,461
LSF11 A5 HoldCo, LLC 144A sr. unsec.
notes 6.625%, 10/15/29		400,000	334,080
Mauser Packaging Solutions Holding
Co. 144A company guaranty notes
9.25%, 4/15/27		255,000	235,365
Mauser Packaging Solutions Holding
Co. 144A sr. notes 7.875%, 8/15/26		350,000	347,728
Mercer International, Inc. sr. unsec.
notes 5.125%, 2/1/29 (Canada)		275,000	214,009
Novelis Corp. 144A company guaranty
sr. unsec. bonds 3.875%, 8/15/31		415,000	341,384
Novelis Corp. 144A company guaranty
sr. unsec. notes 4.75%, 1/30/30		215,000	191,072
Novelis Sheet Ingot GMBH company
guaranty sr. unsec. notes Ser. REGS,
3.375%, 4/15/29 (Germany)	EUR	100,000	95,463
Olympus Water US Holding Corp. sr.
notes Ser. REGS, 3.875%, 10/1/28	EUR	155,000	132,642
Olympus Water US Holding Corp.
144A sr. notes 9.75%, 11/15/28		$200,000	195,060
Olympus Water US Holding Corp.
144A sr. notes 4.25%, 10/1/28		430,000	339,935

Putnam VT High Yield Fund 3

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Basic materials cont.
Olympus Water US Holding Corp.
144A sr. unsec. notes 6.25%, 10/1/29	$380,000	$274,854
PMHC II, Inc. 144A sr. unsec. notes
9.00%, 2/15/30	330,000	252,863
SCIH Salt Holdings, Inc. 144A sr. notes
4.875%, 5/1/28	465,000	415,248
SCIH Salt Holdings, Inc. 144A sr.
unsec. notes 6.625%, 5/1/29	415,000	347,706
TMS International Holding Corp. 144A
sr. unsec. notes 6.25%, 4/15/29	405,000	340,200
Trinseo Materials Operating SCA/
Trinseo Materials Finance, Inc. 144A
company guaranty sr. unsec. notes
5.125%, 4/1/29 (Luxembourg)	310,000	143,375
Tronox, Inc. 144A company guaranty
sr. unsec. notes 4.625%, 3/15/29	350,000	290,862
Univar Solutions USA, Inc. 144A
company guaranty sr. unsec. notes
5.125%, 12/1/27	380,000	388,480
WR Grace Holdings, LLC 144A
company guaranty sr. notes
4.875%, 6/15/27	185,000	171,575
WR Grace Holdings, LLC 144A sr. notes
7.375%, 3/1/31	355,000	347,900
WR Grace Holdings, LLC 144A sr.
unsec. notes 5.625%, 8/15/29	330,000	270,369
		14,352,169
Broadcasting (2.0%)
Beasley Mezzanine Holdings, LLC
144A company guaranty sr. notes
8.625%, 2/1/26	305,000	200,288
Gray Escrow II, Inc. 144A sr. unsec.
bonds 5.375%, 11/15/31	710,000	470,579
iHeartCommunications, Inc.
company guaranty sr. unsec. notes
8.375%, 5/1/27	372,569	248,198
Scripps Escrow II, Inc. 144A sr. notes
3.875%, 1/15/29	160,000	129,190
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 9/1/31	350,000	270,652
Sirius XM Radio, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 7/15/28	330,000	286,728
Spanish Broadcasting System, Inc.
144A sr. notes 9.75%, 3/1/26	170,000	116,531
Townsquare Media, Inc. 144A sr. notes
6.875%, 2/1/26	235,000	224,732
Univision Communications, Inc.
144A company guaranty sr. notes
6.625%, 6/1/27	340,000	328,627
Univision Communications, Inc. 144A
sr. notes 7.375%, 6/30/30	380,000	361,805
Urban One, Inc. 144A company
guaranty sr. notes 7.375%, 2/1/28	275,000	239,561
		2,876,891
Building materials (2.1%)
American Builders & Contractors
Supply Co., Inc. 144A sr. notes
4.00%, 1/15/28	375,000	341,759
American Builders & Contractors
Supply Co., Inc. 144A sr. unsec. notes
3.875%, 11/15/29	295,000	251,831

		Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.		amount	Value

Building materials cont.
BCPE Ulysses Intermediate, Inc. 144A
sr. unsec. notes 7.75%, 4/1/27 ‡‡		$100,000	$88,051
Camelot Return Merger Sub, Inc. 144A
sr. notes 8.75%, 8/1/28		205,000	193,724
JELD-WEN, Inc. 144A company
guaranty sr. unsec. notes
4.875%, 12/15/27		270,000	239,126
LBM Acquisition, LLC 144A
company guaranty sr. unsec. notes
6.25%, 1/15/29		250,000	206,813
Masonite International Corp. 144A
company guaranty sr. unsec. notes
5.375%, 2/1/28		125,000	119,153
Masonite International Corp. 144A
company guaranty sr. unsec. notes
3.50%, 2/15/30		325,000	272,998
MIWD Holdco II, LLC/MIWD Finance
Corp. 144A company guaranty sr.
unsec. notes 5.50%, 2/1/30		170,000	140,250
Standard Industries, Inc. sr. unsec.
notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	96,683
Standard Industries, Inc. 144A sr.
unsec. bonds 3.375%, 1/15/31		$220,000	177,110
Standard Industries, Inc. 144A sr.
unsec. notes 5.00%, 2/15/27		210,000	200,140
Standard Industries, Inc. 144A sr.
unsec. notes 4.75%, 1/15/28		30,000	27,937
Standard Industries, Inc. 144A sr.
unsec. notes 4.375%, 7/15/30		395,000	342,108
White Cap Buyer, LLC 144A sr. unsec.
notes 6.875%, 10/15/28		235,000	212,969
			2,910,652
Capital goods (9.1%)
Adient Global Holdings, Ltd. company
guaranty sr. unsec. unsub. notes
Ser. REGS, 3.50%, 8/15/24	EUR	32,880	35,131
Adient Global Holdings, Ltd. 144A sr.
notes 7.00%, 4/15/28		$200,000	202,000
Allison Transmission, Inc. 144A
company guaranty sr. unsec. bonds
3.75%, 1/30/31		515,000	435,057
Allison Transmission, Inc. 144A
company guaranty sr. unsec. notes
4.75%, 10/1/27		61,000	57,483
Amsted Industries, Inc. 144A
company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27		100,000	96,719
Amsted Industries, Inc. 144A sr. unsec.
bonds 4.625%, 5/15/30		225,000	200,693
ARD Finance SA 144A sr. notes
Ser. REGS, 6.50%, 6/30/27 (Ireland) ‡‡		200,000	162,029
Ardagh Metal Packaging Finance USA,
LLC/Ardagh Metal Packaging Finance
PLC sr. unsec. notes Ser. REGS,
3.00%, 9/1/29	EUR	100,000	80,877
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal Packaging
Finance PLC 144A sr. unsec. notes
4.00%, 9/1/29		$200,000	158,399
Ball Corp. company guaranty sr.
unsec. notes 6.00%, 6/15/29		30,000	29,700
Berry Global, Inc. 144A company
guaranty notes 5.625%, 7/15/27		150,000	146,813

4 Putnam VT High Yield Fund

		Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.		amount	Value

Capital goods cont.
Bombardier, Inc. 144A sr. unsec. notes
7.875%, 4/15/27 (Canada)		$200,000	$199,485
Bombardier, Inc. 144A sr. unsec. notes
7.125%, 6/15/26 (Canada)		200,000	198,653
Chart Industries, Inc. 144A company
guaranty sr. notes 7.50%, 1/1/30		335,000	341,785
Chart Industries, Inc. 144A
company guaranty sr. unsec. notes
9.50%, 1/1/31		255,000	270,558
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25		477,000	477,292
Clarios Global LP 144A sr. notes
6.75%, 5/15/28		70,000	69,755
Clarios Global LP/Clarios US Finance
Co. company guaranty sr. notes
Ser. REGS, 4.375%, 5/15/26	EUR	115,000	119,381
Clean Harbors, Inc. 144A company
guaranty sr. unsec. unsub. notes
6.375%, 2/1/31		$165,000	166,033
Covanta Holding Corp. 144A
company guaranty sr. unsec. notes
4.875%, 12/1/29		405,000	350,325
Crown Cork & Seal Co., Inc.
company guaranty sr. unsec. bonds
7.375%, 12/15/26		155,000	160,235
Emerald Debt Merger Sub, LLC 144A
sr. notes 6.625%, 12/15/30		330,000	326,288
GFL Environmental, Inc. 144A
company guaranty sr. notes 3.50%,
9/1/28 (Canada)		250,000	222,496
GFL Environmental, Inc. 144A
company guaranty sr. unsec. notes
4.75%, 6/15/29 (Canada)		310,000	283,220
GFL Environmental, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 8/1/28 (Canada)		70,000	62,584
Great Lakes Dredge & Dock Corp. 144A
company guaranty sr. unsec. notes
5.25%, 6/1/29		770,000	643,127
Howmet Aerospace, Inc. sr. unsec.
unsub. bonds 5.95%, 2/1/37		200,000	203,609
Howmet Aerospace, Inc. sr. unsec.
unsub. notes 3.00%, 1/15/29		455,000	397,675
Madison IAQ, LLC 144A sr. notes
4.125%, 6/30/28		90,000	79,227
Madison IAQ, LLC 144A sr. unsec.
notes 5.875%, 6/30/29		490,000	396,855
MajorDrive Holdings IV, LLC 144A sr.
unsec. notes 6.375%, 6/1/29		555,000	440,681
Owens-Brockway Glass Container,
Inc. 144A company guaranty sr.
unsec. notes 7.25%, 5/15/31		420,000	425,250
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes
8.50%, 5/15/27		130,000	130,213
Ritchie Bros Holdings, Inc. 144A
company guaranty sr. notes
6.75%, 3/15/28		115,000	116,150
Ritchie Bros Holdings, Inc. 144A
company guaranty sr. unsec. unsub.
notes 7.75%, 3/15/31		220,000	228,800

		Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.		amount	Value

Capital goods cont.
Roller Bearing Co. of America, Inc.
144A sr. notes 4.375%, 10/15/29		$400,000	$358,363
Sensata Technologies BV 144A
company guaranty sr. unsec. notes
4.00%, 4/15/29		575,000	511,914
Sensata Technologies BV 144A
company guaranty sr. unsec. unsub.
notes 5.875%, 9/1/30		490,000	476,420
Staples, Inc. 144A sr. notes
7.50%, 4/15/26		240,000	198,219
Terex Corp. 144A company guaranty
sr. unsec. notes 5.00%, 5/15/29		335,000	311,443
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 6.375%, 6/15/26		260,000	256,622
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 5.50%, 11/15/27		210,000	198,072
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.875%, 5/1/29		470,000	419,834
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.625%, 1/15/29		245,000	217,942
TransDigm, Inc. 144A sr. notes
6.75%, 8/15/28		355,000	355,888
Vertical Midco GMBH company
guaranty sr. notes Ser. REGS, 4.375%,
7/15/27 (Germany)	EUR	310,000	301,536
Vertiv Group Corp. 144A company
guaranty sr. notes 4.125%, 11/15/28		$590,000	531,574
Waste Pro USA, Inc. 144A sr. unsec.
notes 5.50%, 2/15/26		110,000	101,970
WESCO Distribution, Inc. 144A
company guaranty sr. unsec. unsub.
notes 7.25%, 6/15/28		675,000	688,538
			12,842,913
Commercial and consumer services (3.0%)
ADT Security Corp. 144A sr. notes
4.125%, 8/1/29		305,000	263,444
Allied Universal Holdco LLC/Allied
Universal Finance Corp. 144A sr.
unsec. notes 6.00%, 6/1/29		340,000	250,888
Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas
Luxco 4 SARL sr. notes Ser. REGS,
3.625%, 6/1/28	EUR	185,000	160,934
Benteler International AG 144A
company guaranty sr. notes 10.50%,
5/15/28 (Austria)		$470,000	471,175
Block, Inc. sr. unsec. notes
3.50%, 6/1/31		580,000	480,369
Carriage Services, Inc. 144A
company guaranty sr. unsec. notes
4.25%, 5/15/29		235,000	202,265
Garda World Security Corp. 144A sr.
notes 7.75%, 2/15/28 (Canada)		80,000	79,400
Garda World Security Corp. 144A sr.
unsec. notes 6.00%, 6/1/29 (Canada)		105,000	86,043
Gartner, Inc. 144A company guaranty
sr. unsec. bonds 3.75%, 10/1/30		395,000	344,013
GW B-CR Security Corp. 144A sr.
unsec. notes 9.50%, 11/1/27 (Canada)		273,000	263,743
Neptune Bidco US, Inc. 144A sr. notes
9.29%, 4/15/29		515,000	472,776

Putnam VT High Yield Fund 5

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Commercial and consumer services cont.
Prime Security Services Borrower,
LLC/Prime Finance, Inc. 144A
company guaranty sr. notes
3.375%, 8/31/27	$165,000	$145,526
Prime Security Services Borrower,
LLC/Prime Finance, Inc. 144A notes
6.25%, 1/15/28	310,000	290,408
Sabre GLBL, Inc. 144A company
guaranty sr. notes 7.375%, 9/1/25	230,000	204,150
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 11/1/26	475,000	445,441
		4,160,575
Communication services (4.2%)
Altice Financing SA 144A company
guaranty sr. notes 5.00%, 1/15/28
(Luxembourg)	205,000	163,829
Altice France SA 144A company
guaranty sr. notes 5.50%,
10/15/29 (France)	230,000	164,483
Altice France SA 144A company
guaranty sr. notes 5.50%,
1/15/28 (France)	400,000	302,043
Altice France SA 144A company
guaranty sr. notes 5.125%,
7/15/29 (France)	280,000	198,765
CCO Holdings, LLC/CCO Holdings
Capital Corp. sr. unsec. bonds
4.50%, 5/1/32	340,000	271,475
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
5.375%, 6/1/29	565,000	510,814
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
4.75%, 3/1/30	540,000	461,745
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. notes
4.25%, 2/1/31	330,000	266,960
CSC Holdings, LLC 144A company
guaranty sr. unsec. notes
5.375%, 2/1/28	300,000	241,062
CSC Holdings, LLC 144A sr. unsec.
bonds 5.75%, 1/15/30	405,000	191,229
DISH DBS Corp. company guaranty sr.
unsec. notes 7.75%, 7/1/26	160,000	98,074
DISH DBS Corp. company guaranty sr.
unsec. unsub. notes 5.125%, 6/1/29	345,000	160,199
DISH DBS Corp. 144A company
guaranty sr. notes 5.75%, 12/1/28	300,000	223,135
DISH DBS Corp. 144A company
guaranty sr. notes 5.25%, 12/1/26	165,000	132,358
Embarq Corp. sr. unsec. unsub. bonds
7.995%, 6/1/36	530,000	320,348
Frontier Communications Corp.
144A company guaranty sr. notes
5.875%, 10/15/27	450,000	412,992
Frontier Communications Holdings,
LLC 144A company guaranty sr. notes
8.75%, 5/15/30	240,000	234,570
Level 3 Financing, Inc. 144A company
guaranty sr. notes 10.50%, 5/15/30	145,750	147,883

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Communication services cont.
Level 3 Financing, Inc. 144A
company guaranty sr. unsec. notes
4.25%, 7/1/28	$295,000	$189,940
Sprint Capital Corp. company
guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	315,000	333,898
T-Mobile USA, Inc. company guaranty
sr. unsec. bonds 2.875%, 2/15/31	230,000	194,410
Virgin Media Finance PLC 144A
sr. unsec. bonds 5.00%, 7/15/30
(United Kingdom)	200,000	159,219
VZ Secured Financing BV 144A sr.
notes 5.00%, 1/15/32 (Netherlands)	240,000	196,500
Ziggo Bond Co. BV 144A sr. unsec.
notes 6.00%, 1/15/27 (Netherlands)	420,000	385,485
		5,961,416
Consumer (0.7%)
Scotts Miracle-Gro Co. (The)
company guaranty sr. unsec. notes
4.50%, 10/15/29	540,000	464,003
Scotts Miracle-Gro Co. (The) company
guaranty sr. unsec. unsub. bonds
4.375%, 2/1/32	175,000	137,792
Spectrum Brands, Inc. 144A
company guaranty sr. unsec. bonds
5.00%, 10/1/29	455,000	406,122
		1,007,917
Consumer staples (3.9%)
1011778 BC ULC/New Red
Finance, Inc. 144A bonds 4.00%,
10/15/30 (Canada)	590,000	504,941
1011778 BC ULC/New Red Finance,
Inc. 144A company guaranty notes
4.375%, 1/15/28 (Canada)	445,000	410,812
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 4.875%, 2/15/30	90,000	83,090
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 4.625%, 1/15/27	215,000	203,713
Albertsons Cos., LLC/Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 7.50%, 3/15/26	365,000	371,187
Aramark Services, Inc. 144A
company guaranty sr. unsec. notes
5.00%, 2/1/28	435,000	410,005
CDW, LLC/CDW Finance Corp.
company guaranty sr. unsec. notes
3.25%, 2/15/29	330,000	282,755
Fertitta Entertainment, LLC/Fertitta
Entertainment Finance Co., Inc.
144A company guaranty sr. notes
4.625%, 1/15/29	150,000	131,625
Fertitta Entertainment, LLC/Fertitta
Entertainment Finance Co., Inc. 144A
company guaranty sr. unsec. notes
6.75%, 1/15/30	215,000	182,973
Herc Holdings, Inc. 144A company
guaranty sr. unsec. notes
5.50%, 7/15/27	500,000	479,074

6 Putnam VT High Yield Fund

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Consumer staples cont.
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25	$325,000	$326,625
Lamb Weston Holdings, Inc. 144A
company guaranty sr. unsec. notes
4.125%, 1/31/30	395,000	353,017
Match Group Holdings II, LLC 144A sr.
unsec. bonds 5.00%, 12/15/27	74,000	68,629
Match Group Holdings II, LLC 144A sr.
unsec. bonds 3.625%, 10/1/31	145,000	119,181
Match Group Holdings II, LLC 144A sr.
unsec. notes 4.125%, 8/1/30	70,000	59,955
Match Group Holdings II, LLC 144A sr.
unsec. unsub. notes 4.625%, 6/1/28	500,000	459,300
Newell Brands, Inc. sr. unsec. unsub.
notes 4.70%, 4/1/26	175,000	164,386
PECF USS Intermediate Holding
III Corp. 144A sr. unsec. notes
8.00%, 11/15/29	520,000	292,500
TripAdvisor, Inc. 144A company
guaranty sr. unsec. notes
7.00%, 7/15/25	300,000	300,000
US Foods, Inc. 144A company
guaranty sr. unsec. notes
4.75%, 2/15/29	215,000	196,843
Yum! Brands, Inc. sr. unsec. bonds
5.375%, 4/1/32	155,000	147,321
		5,547,932
Energy (oil field) (0.7%)
Nabors Industries, Inc. company
guaranty sr. unsec. notes
5.75%, 2/1/25	195,000	188,705
Nabors Industries, Inc. 144A
company guaranty sr. unsec. notes
7.375%, 5/15/27	280,000	266,428
USA Compression Partners LP/
USA Compression Finance Corp.
company guaranty sr. unsec. notes
6.875%, 4/1/26	230,000	225,307
USA Compression Partners LP/USA
Compression Finance Corp. company
guaranty sr. unsec. unsub. notes
6.875%, 9/1/27	300,000	286,468
		966,908
Entertainment (1.7%)
AMC Entertainment Holdings, Inc.
144A company guaranty sr. notes
7.50%, 2/15/29	145,000	101,954
CDI Escrow Issuer, Inc. 144A sr. unsec.
notes 5.75%, 4/1/30	380,000	352,925
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes
5.875%, 3/15/26	275,000	260,906
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes
5.25%, 7/15/28	370,000	325,458
Live Nation Entertainment, Inc. 144A
company guaranty sr. unsec. sub.
notes 5.625%, 3/15/26	205,000	200,246
Live Nation Entertainment, Inc. 144A
sr. notes 6.50%, 5/15/27	160,000	160,852
NCL Corp., Ltd. 144A company
guaranty sr. notes 5.875%, 2/15/27	135,000	131,288
NCL Corp., Ltd. 144A sr. unsec. unsub.
notes 7.75%, 2/15/29	100,000	94,750

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Entertainment cont.
Royal Caribbean Cruises, Ltd. 144A
company guaranty sr. unsec. notes
7.25%, 1/15/30	$205,000	$207,633
Royal Caribbean Cruises, Ltd. 144A
company guaranty sr. unsec. unsub.
notes 9.25%, 1/15/29	310,000	330,278
Royal Caribbean Cruises, Ltd. 144A sr.
unsec. notes 5.50%, 8/31/26	210,000	199,103
Royal Caribbean Cruises, Ltd. 144A sr.
unsec. notes 4.25%, 7/1/26	75,000	68,846
		2,434,239
Financials (6.3%)
AG Issuer, LLC 144A sr. notes
6.25%, 3/1/28	275,000	261,870
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer 144A sr.
unsec. notes 6.75%, 10/15/27	390,000	366,600
Ally Financial, Inc. company guaranty
sr. unsec. notes 8.00%, 11/1/31	235,000	243,958
Aretec Escrow Issuer, Inc. 144A sr.
unsec. notes 7.50%, 4/1/29	305,000	264,462
Bank of America Corp. jr.
unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	140,000	138,810
Bank of America Corp. jr. unsec. sub.
FRN Ser. Z, 6.50%, perpetual maturity	130,000	129,639
CNO Financial Group, Inc. sr. unsec.
notes 5.25%, 5/30/29	210,000	198,657
Cobra AcquisitionCo, LLC 144A
company guaranty sr. unsec. notes
6.375%, 11/1/29	360,000	253,800
Dresdner Funding Trust I 144A jr.
unsec. sub. notes 8.151%, 6/30/31	150,000	159,708
Ford Motor Co. sr. unsec. unsub. notes
3.625%, 6/17/31	245,000	200,808
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.271%, 1/9/27	270,000	249,931
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 2.90%, 2/16/28	220,000	188,407
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.00%, 11/13/30	200,000	170,917
Freedom Mortgage Corp. 144A sr.
unsec. notes 8.25%, 4/15/25	231,000	225,228
Freedom Mortgage Corp. 144A sr.
unsec. notes 7.625%, 5/1/26	235,000	216,320
Freedom Mortgage Corp. 144A sr.
unsec. notes 6.625%, 1/15/27	175,000	151,518
goeasy, Ltd. 144A company
guaranty sr. unsec. notes 5.375%,
12/1/24 (Canada)	100,000	97,011
goeasy, Ltd. 144A company
guaranty sr. unsec. notes 4.375%,
5/1/26 (Canada)	195,000	177,860
HUB International, Ltd. 144A sr. notes
7.25%, 6/15/30	205,000	211,683
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	335,000	334,114
HUB International, Ltd. 144A sr. unsec.
notes 5.625%, 12/1/29	100,000	89,708
Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec. notes
6.25%, 5/15/26	365,000	332,192

Putnam VT High Yield Fund 7

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Financials cont.
Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec. notes
5.25%, 5/15/27	$250,000	$215,600
Icahn Enterprises LP/Icahn
Enterprises Finance Corp. company
guaranty sr. unsec. sub. notes
4.375%, 2/1/29	165,000	129,641
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A company guaranty sr. unsec.
notes 4.75%, 6/15/29 R	275,000	223,805
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A sr. unsec. notes 4.25%, 2/1/27 R	305,000	265,018
Lloyds Banking Group PLC jr. unsec.
sub. FRB 7.50%, perpetual maturity
(United Kingdom)	328,000	313,322
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.75%, 11/15/31	355,000	291,613
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.50%, 8/15/28	390,000	341,619
OneMain Finance Corp. company
guaranty sr. unsec. sub. notes
7.125%, 3/15/26	160,000	157,199
OneMain Finance Corp. company
guaranty sr. unsec. sub. notes
6.625%, 1/15/28	470,000	443,337
OneMain Finance Corp. company
guaranty sr. unsec. unsub. notes
5.375%, 11/15/29	185,000	157,277
PennyMac Financial Services, Inc.
144A company guaranty sr. unsec.
notes 5.75%, 9/15/31	160,000	130,494
PennyMac Financial Services, Inc.
144A company guaranty sr. unsec.
notes 5.375%, 10/15/25	305,000	288,225
PHH Mortgage Corp. 144A company
guaranty sr. notes 7.875%, 3/15/26	520,000	464,464
Service Properties Trust company
guaranty sr. unsec. unsub. notes
7.50%, 9/15/25 R	120,000	117,840
Societe Generale SA 144A jr.
unsec. sub. FRN 4.75%, perpetual
maturity (France)	255,000	201,129
Societe Generale SA 144A jr. unsec.
sub. notes 5.375%, perpetual
maturity (France)	260,000	192,915
USI, Inc./NY 144A sr. unsec. notes
6.875%, 5/1/25	300,000	297,750
		8,894,449
Gaming and lottery (4.1%)
Boyd Gaming Corp. 144A sr. unsec.
bonds 4.75%, 6/15/31	710,000	634,281
Caesars Entertainment, Inc. 144A sr.
notes 7.00%, 2/15/30	435,000	436,844
Caesars Entertainment, Inc. 144A sr.
unsec. notes 4.625%, 10/15/29	325,000	283,793
Caesars Resort Collection, LLC/CRC
Finco, Inc. 144A company guaranty sr.
notes 5.75%, 7/1/25	545,000	551,444

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Gaming and lottery cont.
Everi Holdings, Inc. 144A company
guaranty sr. unsec. notes
5.00%, 7/15/29	$635,000	$556,108
Las Vegas Sands Corp. sr. unsec.
unsub. notes 3.90%, 8/8/29	375,000	334,598
Penn Entertainment, Inc. 144A sr.
unsec. notes 5.625%, 1/15/27	465,000	434,815
Raptor Acquisition Corp./Raptor
Co-Issuer, LLC 144A sr. notes
4.875%, 11/1/26	105,000	98,963
Scientific Games Holdings LP/
Scientific Games US FinCo., Inc. 144A
sr. unsec. notes 6.625%, 3/1/30	205,000	180,400
Scientific Games International, Inc.
144A company guaranty sr. unsec.
notes 7.25%, 11/15/29	500,000	500,625
Scientific Games International, Inc.
144A sr. unsec. notes 7.00%, 5/15/28	145,000	144,226
Station Casinos, LLC 144A sr. unsec.
bonds 4.625%, 12/1/31	360,000	303,300
Station Casinos, LLC 144A sr. unsec.
notes 4.50%, 2/15/28	305,000	273,759
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 144A company guaranty
sr. unsec. sub. notes 5.25%, 5/15/27	370,000	350,484
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corp. 144A company
guaranty sr. unsec. unsub. notes
7.125%, 2/15/31	290,000	288,550
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corp. 144A sr. unsec.
bonds 5.125%, 10/1/29	370,000	331,592
		5,703,782
Health care (7.2%)
1375209 BC, Ltd. 144A sr. notes 9.00%,
1/30/28 (Canada)	33,000	33,083
Air Methods Corp. 144A sr. unsec.
notes 8.00%, 5/15/25	435,000	3,263
Bausch Health Cos., Inc. 144A
company guaranty sr. notes
6.125%, 2/1/27	225,000	144,045
Bausch Health Cos., Inc. 144A sr. notes
4.875%, 6/1/28	280,000	166,656
Centene Corp. sr. unsec. bonds
3.00%, 10/15/30	165,000	137,494
Centene Corp. sr. unsec. notes
4.625%, 12/15/29	285,000	262,325
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
4.00%, 3/15/31	160,000	138,400
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
3.75%, 3/15/29	220,000	192,775
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
8.00%, 3/15/26	105,000	102,280
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
6.00%, 1/15/29	35,000	29,444

8 Putnam VT High Yield Fund

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Health care cont.
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
5.625%, 3/15/27	$305,000	$268,778
CHS/Community Health Systems, Inc.
144A company guaranty sr. unsec.
sub. notes 6.875%, 4/1/28	240,000	140,873
CHS/Community Health Systems, Inc.
144A jr. notes 6.875%, 4/15/29	200,000	124,904
CHS/Community Health Systems, Inc.
144A sr. notes 5.25%, 5/15/30	155,000	122,098
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 6.65%, 8/28/28	515,000	499,689
Fortrea Holdings, Inc. 144A company
guaranty sr. notes 7.50%, 7/1/30	40,000	40,959
HCA, Inc. company guaranty sr.
unsec. notes 3.50%, 9/1/30	650,000	569,757
Jazz Securities DAC 144A company
guaranty sr. unsub. notes 4.375%,
1/15/29 (Ireland)	470,000	419,329
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A
company guaranty unsub. notes
10.00%, 4/15/25 (Luxembourg)	426,000	71,860
Minerva Merger Sub, Inc. 144A sr.
unsec. notes 6.50%, 2/15/30	440,000	370,322
Mozart Debt Merger Sub, Inc. 144A sr.
notes 3.875%, 4/1/29	765,000	664,833
Mozart Debt Merger Sub, Inc. 144A sr.
unsec. notes 5.25%, 10/1/29	325,000	282,002
Option Care Health, Inc. 144A
company guaranty sr. unsec. notes
4.375%, 10/31/29	105,000	92,417
Organon Finance 1, LLC 144A sr. notes
4.125%, 4/30/28	350,000	310,636
Owens & Minor, Inc. 144A company
guaranty sr. unsec. notes
6.625%, 4/1/30	250,000	226,815
Owens & Minor, Inc. 144A sr. unsec.
notes 4.50%, 3/31/29	175,000	145,318
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	535,000	504,088
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30	225,000	188,168
Service Corp. International sr. unsec.
sub. notes 4.00%, 5/15/31	175,000	149,805
Tenet Healthcare Corp. company
guaranty sr. notes 5.125%, 11/1/27	370,000	353,230
Tenet Healthcare Corp. company
guaranty sr. notes 4.875%, 1/1/26	460,000	448,035
Tenet Healthcare Corp. company
guaranty sr. notes 4.25%, 6/1/29	230,000	207,788
Tenet Healthcare Corp. company
guaranty sr. unsub. notes
6.125%, 6/15/30	650,000	640,705
Teva Pharmaceutical Finance
Netherlands III BV company guaranty
sr. unsec. notes 6.75%, 3/1/28 (Israel)	935,000	920,992
Teva Pharmaceutical Finance
Netherlands III BV company guaranty
sr. unsec. unsub. notes 8.125%,
9/15/31 (Israel)	270,000	282,488

		Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.		amount	Value

Health care cont.
Teva Pharmaceutical Finance
Netherlands III BV company guaranty
sr. unsec. unsub. notes 7.875%,
9/15/29 (Israel)		$200,000	$206,500
Teva Pharmaceutical Finance
Netherlands III BV company guaranty
sr. unsec. unsub. notes 5.125%,
5/9/29 (Israel)		755,000	684,861
			10,147,015
Homebuilding (0.9%)
Mattamy Group Corp. 144A sr. unsec.
notes 4.625%, 3/1/30 (Canada)		315,000	272,316
PulteGroup, Inc. company
guaranty sr. unsec. unsub. notes
7.875%, 6/15/32		390,000	441,927
Realogy Group, LLC/Realogy
Co-Issuer Corp. 144A company
guaranty sr. unsec. notes
5.75%, 1/15/29		275,000	205,758
Taylor Morrison Communities, Inc.
144A sr. unsec. bonds 5.125%, 8/1/30		250,000	230,825
Taylor Morrison Communities, Inc.
144A sr. unsec. notes 5.75%, 1/15/28		155,000	149,873
			1,300,699
Lodging/Tourism (2.0%)
Carnival Corp. notes Ser. REGS,
10.125%, 2/1/26	EUR	130,000	148,630
Carnival Corp. 144A company
guaranty sr. unsec. unsub. notes
10.50%, 6/1/30		$45,000	47,739
Carnival Corp. 144A notes
10.50%, 2/1/26		290,000	304,852
Carnival Corp. 144A notes
9.875%, 8/1/27		140,000	145,829
Carnival Corp. 144A sr. unsec. notes
5.75%, 3/1/27		395,000	363,633
Carnival Holdings Bermuda, Ltd. 144A
company guaranty sr. unsec. unsub.
notes 10.375%, 5/1/28 (Bermuda)		60,000	65,624
Full House Resorts, Inc. 144A
company guaranty sr. notes
8.25%, 2/15/28		515,000	482,030
Hilton Domestic Operating Co., Inc.
company guaranty sr. unsec. bonds
4.875%, 1/15/30		515,000	480,196
Hilton Domestic Operating Co., Inc.
144A company guaranty sr. unsec.
notes 3.625%, 2/15/32		160,000	133,398
Hilton Worldwide Finance, LLC/
Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes
4.875%, 4/1/27		365,000	354,080
SugarHouse HSP Gaming Prop. Mezz
LP/SugarHouse HSP Gaming Finance
Corp. 144A company guaranty sr.
unsub. notes 5.875%, 5/15/25		370,000	357,050
			2,883,061
Media (0.2%)
Warnermedia Holdings, Inc.
company guaranty sr. unsec. notes
4.279%, 3/15/32		315,000	279,366
			279,366

Putnam VT High Yield Fund 9

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Oil and gas (11.2%)
Antero Midstream Partners LP/
Antero Midstream Finance Corp. 144A
company guaranty sr. unsec. notes
7.875%, 5/15/26	$190,000	$192,694
Antero Resources Corp. 144A
company guaranty sr. unsec. notes
7.625%, 2/1/29	96,000	97,403
Apache Corp. sr. unsec. unsub. notes
5.10%, 9/1/40	165,000	134,063
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28	535,000	488,621
Callon Petroleum Co. 144A
company guaranty sr. unsec. notes
8.00%, 8/1/28	255,000	252,172
Callon Petroleum Co. 144A
company guaranty sr. unsec. notes
7.50%, 6/15/30	625,000	589,920
Centennial Resource Production, LLC
144A company guaranty sr. unsec.
notes 6.875%, 4/1/27	585,000	576,225
Cheniere Energy Partners
LP company guaranty sr. unsec.
unsub. notes 4.00%, 3/1/31	435,000	383,013
Cheniere Energy Partners
LP company guaranty sr. unsec.
unsub. notes 3.25%, 1/31/32	35,000	28,793
Chord Energy Corp. 144A company
guaranty sr. unsec. notes
6.375%, 6/1/26	175,000	173,491
Civitas Resources, Inc. 144A
company guaranty sr. unsec. notes
8.375%, 7/1/28	200,000	202,260
Civitas Resources, Inc. 144A company
guaranty sr. unsec. unsub. notes
8.75%, 7/1/31	390,000	395,382
Comstock Resources, Inc. 144A
company guaranty sr. unsec. notes
5.875%, 1/15/30	355,000	308,201
Comstock Resources, Inc. 144A sr.
unsec. notes 6.75%, 3/1/29	300,000	274,484
Continental Resources, Inc. 144A
company guaranty sr. unsec. bonds
5.75%, 1/15/31	485,000	461,069
DCP Midstream Operating LP 144A
company guaranty sr. unsec. unsub.
bonds 6.75%, 9/15/37	415,000	440,431
Encino Acquisition Partners Holdings,
LLC 144A company guaranty sr.
unsec. notes 8.50%, 5/1/28	450,000	408,414
Endeavor Energy Resources LP/EER
Finance, Inc. 144A sr. unsec. bonds
5.75%, 1/30/28	940,000	919,489
EnLink Midstream, LLC 144A
company guaranty sr. unsec. notes
5.625%, 1/15/28	595,000	575,771
EQT Corp. sr. unsec. notes
7.00%, 2/1/30	185,000	193,701
EQT Corp. sr. unsec. notes
5.00%, 1/15/29	35,000	32,952
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
5.50%, 10/15/30	155,000	143,374

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Oil and gas cont.
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
5.125%, 6/15/28	$345,000	$322,882
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
4.25%, 2/15/30	135,000	117,788
Hess Midstream Operations LP 144A
company guaranty sr. unsec. sub.
notes 5.625%, 2/15/26	340,000	334,475
Kinetik Holdings LP 144A company
guaranty sr. unsec. notes
5.875%, 6/15/30	370,000	351,681
Occidental Petroleum Corp. sr. unsec.
bonds 6.125%, 1/1/31	85,000	86,309
Occidental Petroleum Corp. sr. unsec.
sub. bonds 6.20%, 3/15/40	890,000	877,175
Occidental Petroleum Corp. sr. unsec.
sub. notes 5.875%, 9/1/25	95,000	94,350
Ovintiv, Inc. company guaranty sr.
unsec. bonds 6.25%, 7/15/33	155,000	152,881
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 7.375%, 11/1/31	260,000	278,825
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 6.625%, 8/15/37	70,000	69,093
Patterson-UTI Energy, Inc. sr. unsec.
notes 3.95%, 2/1/28	55,000	49,284
Patterson-UTI Energy, Inc. sr. unsec.
sub. notes 5.15%, 11/15/29	595,000	539,007
Permian Resources Operating, LLC
144A company guaranty sr. unsec.
notes 5.375%, 1/15/26	415,000	394,551
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%,
1/15/26 (Canada)	555,000	548,034
Rockcliff Energy II, LLC 144A sr. unsec.
notes 5.50%, 10/15/29	595,000	548,861
SM Energy Co. sr. unsec. notes
6.625%, 1/15/27	145,000	140,831
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26	135,000	131,586
SM Energy Co. sr. unsec. unsub. notes
6.50%, 7/15/28	280,000	268,800
SM Energy Co. sr. unsec. unsub. notes
5.625%, 6/1/25	120,000	117,263
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 3/15/30	350,000	326,621
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 2/1/29	740,000	696,831
Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes
6.00%, 12/31/30	240,000	211,200
Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes
5.50%, 1/15/28	260,000	237,575
Transocean Poseidon, Ltd. 144A
company guaranty sr. notes
6.875%, 2/1/27	190,938	188,312

10 Putnam VT High Yield Fund

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Oil and gas cont.
Transocean Titan Financing, Ltd. 144A
company guaranty sr. notes 8.375%,
2/1/28 (Cayman Islands)	$155,000	$158,294
Transocean, Inc. 144A company
guaranty sr. notes 8.75%, 2/15/30	125,000	126,875
Transocean, Inc. 144A company
guaranty sr. unsec. notes
11.50%, 1/30/27	235,000	243,519
Venture Global Calcasieu Pass, LLC
144A company guaranty sr. bonds
3.875%, 11/1/33	90,000	73,700
Venture Global Calcasieu Pass, LLC
144A company guaranty sr. notes
6.25%, 1/15/30	65,000	64,476
Venture Global Calcasieu Pass, LLC
144A company guaranty sr. notes
3.875%, 8/15/29	130,000	113,567
Venture Global LNG, Inc. 144A sr.
notes 8.375%, 6/1/31	365,000	367,981
Venture Global LNG, Inc. 144A sr.
notes 8.125%, 6/1/28	170,000	172,658
Viper Energy Partners LP 144A
company guaranty sr. unsec. notes
5.375%, 11/1/27	50,000	47,986
		15,725,194
Publishing (0.9%)
McGraw-Hill Education, Inc. 144A sr.
notes 5.75%, 8/1/28	435,000	376,923
McGraw-Hill Education, Inc. 144A sr.
unsec. notes 8.00%, 8/1/29	445,000	379,812
News Corp. 144A company
guaranty sr. unsec. unsub. bonds
5.125%, 2/15/32	40,000	36,495
News Corp. 144A sr. unsec. notes
3.875%, 5/15/29	460,000	403,791
		1,197,021
Retail (1.3%)
Asbury Automotive Group, Inc. 144A
company guaranty sr. unsec. bonds
5.00%, 2/15/32	35,000	30,474
Asbury Automotive Group, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 11/15/29	65,000	57,696
Bath & Body Works, Inc. company
guaranty sr. unsec. bonds 6.75%,
perpetual maturity	210,000	188,941
Bath & Body Works, Inc. company
guaranty sr. unsec. notes 7.50%,
perpetual maturity	275,000	278,663
Bath & Body Works, Inc. 144A
company guaranty sr. unsec. notes
9.375%, 7/1/25	41,000	43,522
Bath & Body Works, Inc. 144A
company guaranty sr. unsec. unsub.
bonds 6.625%, 10/1/30	275,000	265,482
Macy’s Retail Holdings, LLC 144A
company guaranty sr. unsec. unsub.
bonds 6.125%, 3/15/32	150,000	131,231
Macy’s Retail Holdings, LLC 144A
company guaranty sr. unsec. unsub.
notes 5.875%, 3/15/30	155,000	138,122
Michaels Cos., Inc. (The) 144A sr.
unsec. notes 7.875%, 5/1/29	150,000	101,069

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Retail cont.
PetSmart, Inc./PetSmart Finance
Corp. 144A company guaranty sr.
unsec. notes 7.75%, 2/15/29	$265,000	$263,298
Victoria’s Secret & Co. 144A sr. unsec.
notes 4.625%, 7/15/29	425,000	310,250
		1,808,748
Technology (5.6%)
Arches Buyer, Inc. 144A sr. notes
4.25%, 6/1/28	970,000	844,087
Arches Buyer, Inc. 144A sr. unsec.
notes 6.125%, 12/1/28	165,000	142,205
Boxer Parent Co., Inc. 144A company
guaranty sr. notes 7.125%, 10/2/25	185,000	185,164
Central Parent, Inc./CDK Global, Inc.
144A company guaranty sr. notes
7.25%, 6/15/29	200,000	197,758
Clarivate Science Holdings Corp. 144A
sr. unsec. notes 4.875%, 7/1/29	460,000	408,069
Cloud Software Group, Inc. 144A
notes 9.00%, 9/30/29	495,000	428,175
Cloud Software Group, Inc. 144A sr.
notes. 6.50%, 3/31/29	820,000	730,112
CommScope Finance, LLC 144A sr.
notes 6.00%, 3/1/26	140,000	130,476
CommScope Technologies, LLC 144A
company guaranty sr. unsec. notes
6.00%, 6/15/25	116,000	108,120
CommScope, Inc. 144A company
guaranty sr. unsec. notes
8.25%, 3/1/27	365,000	291,994
CrowdStrike Holdings, Inc.
company guaranty sr. unsec. notes
3.00%, 2/15/29	505,000	435,480
Gen Digital Inc. 144A company
guaranty sr. unsec. unsub. notes
7.125%, 9/30/30	190,000	190,318
Imola Merger Corp. 144A sr. notes
4.75%, 5/15/29	810,000	704,461
NCR Corp. 144A company guaranty sr.
unsec. sub. notes 5.125%, 4/15/29	465,000	411,646
NortonLifeLock, Inc. 144A company
guaranty sr. unsec. unsub. notes
6.75%, 9/30/27	150,000	149,250
Rocket Software, Inc. 144A sr. unsec.
notes 6.50%, 2/15/29	635,000	534,194
TTM Technologies, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 3/1/29	375,000	318,750
Twilio, Inc. company guaranty sr.
unsec. notes 3.875%, 3/15/31	475,000	395,492
Twilio, Inc. company guaranty sr.
unsec. notes 3.625%, 3/15/29	335,000	285,002
ZoomInfo Technologies, LLC/
ZoomInfo Finance Corp. 144A
company guaranty sr. unsec. notes
3.875%, 2/1/29	1,055,000	907,370
		7,798,123
Textiles (0.7%)
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes
9.00%, perpetual maturity	150,000	151,125
Kontoor Brands, Inc. 144A
company guaranty sr. unsec. notes
4.125%, 11/15/29	415,000	346,525

Putnam VT High Yield Fund 11

	Principal
CORPORATE BONDS AND NOTES (81.5%)* cont.	amount	Value

Textiles cont.
Levi Strauss & Co. 144A sr. unsec. sub.
bonds 3.50%, 3/1/31	$590,000	$488,225
		985,875
Toys (0.3%)
Mattel, Inc. 144A company guaranty
sr. unsec. notes 5.875%, 12/15/27	120,000	117,857
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.75%, 4/1/29	245,000	215,559
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.375%, 4/1/26	65,000	59,813
		393,229
Transportation (1.4%)
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. 144A company
guaranty sr. notes 5.75%, 4/20/29	325,000	315,568
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. 144A company
guaranty sr. notes 5.50%, 4/20/26	325,000	321,974
Delta Air Lines, Inc./SkyMiles IP, Ltd.
144A company guaranty sr. notes
4.75%, 10/20/28	415,000	402,836
United Airlines, Inc. 144A company
guaranty sr. notes 4.625%, 4/15/29	130,000	118,452
United Airlines, Inc. 144A company
guaranty sr. notes 4.375%, 4/15/26	130,000	123,514
Watco Cos., LLC/Watco Finance Corp.
144A sr. unsec. notes 6.50%, 6/15/27	720,000	684,215
		1,966,559
Utilities and power (1.5%)
Buckeye Partners LP sr. unsec. bonds
5.85%, 11/15/43	195,000	144,300
Buckeye Partners LP sr. unsec. notes
3.95%, 12/1/26	155,000	139,928
Electricite De France SA 144A jr. unsec.
sub. FRB 9.125%, 6/15/53 (France)	200,000	205,500
Energy Transfer LP jr. unsec. sub. FRN
6.625%, perpetual maturity	760,000	581,453
NRG Energy, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 2/15/32	265,000	204,179
NRG Energy, Inc. 144A jr. unsec. sub.
FRB 10.25%, perpetual maturity	115,000	108,442
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes
2.95%, 3/1/26	160,000	146,562
PG&E Corp. sr. sub. notes
5.25%, 7/1/30	95,000	85,148
Vistra Corp. 144A jr. unsec. sub. FRN
8.00%, 10/15/51	150,000	140,248
Vistra Corp. 144A jr. unsec. sub. FRN
7.00%, perpetual maturity	140,000	122,150
Vistra Operations Co., LLC 144A
company guaranty sr. notes
4.30%, 7/15/29	135,000	119,634
Vistra Operations Co., LLC 144A
company guaranty sr. unsec. notes
5.50%, 9/1/26	165,000	158,770
		2,156,314

Total corporate bonds and notes (cost $125,428,926)		$114,718,337

	Principal
SENIOR LOANS (7.9%)*c	amount	Value

Basic materials (0.8%)
BWAY Holding Co. bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 4.00%),
9.16%, 8/15/26	$30,000	$29,879
CP Atlas Buyer, Inc. bank term loan FRN
Ser. B1, (ICE LIBOR USD 3 Month + 3.75%),
8.953%, 11/23/27	318,236	298,824
Klockner-Pentaplast of America, Inc. bank term
loan FRN (CME Term SOFR 6 Month + 4.73%),
10.104%, 2/4/26	220,592	209,010
LSF11 A5 HoldCo, LLC bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 4.25%),
9.453%, 10/15/28	140,000	138,659
Nouryon USA, LLC bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 4.00%),
9.347%, 4/3/28	135,000	133,593
Nouryon USA, LLC bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 4.00%),
9.318%, 4/3/28	288,090	284,939
		1,094,904
Capital goods (0.6%)
Adient US, LLC bank term loan FRN Ser. B, (CME
Term SOFR 1 Month + 3.25%), 8.467%, 4/1/28	161,520	161,386
Filtration Group Corp. bank term loan FRN (CME
Term SOFR 1 Month + 4.25%), 9.326%, 10/19/28	64,838	64,756
Filtration Group Corp. bank term loan FRN (CME
Term SOFR 3 Month + 3.50%), 8.717%, 10/19/28	54,038	53,787
Madison IAQ, LLC bank term loan FRN (CME Term
SOFR 1 Month + 3.25%), 8.334%, 6/15/28	214,453	209,789
MajorDrive Holdings IV, LLC bank term loan FRN
(ICE LIBOR USD 3 Month + 4.00%), 9.50%, 6/1/28	406,282	395,719
		885,437
Communication services (0.4%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE
LIBOR USD 1 Month + 3.25%), 8.788%, 7/31/27	142,093	134,199
DIRECTV Financing, LLC bank term loan
FRN (CME Term SOFR 3 Month + 5.00%),
10.217%, 7/22/27	456,894	446,171
		580,370
Consumer cyclicals (2.2%)
AMC Entertainment Holdings, Inc. bank term
loan FRN Ser. B, (ICE LIBOR USD 1 Month
+ 3.00%), 8.218%, 4/22/26	317,116	246,919
Audacy Capital Corp. bank term loan FRN
Ser. B1, (ICE LIBOR USD 3 Month + 2.50%),
7.717%, 11/17/24	185,000	101,056
Clear Channel Outdoor Holdings, Inc. bank
term loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.50%), 8.807%, 8/21/26	305,095	290,819
CMG Media Corp. bank term loan FRN (CME Term
SOFR 3 Month + 3.50%), 8.842%, 12/17/26	215,961	193,015
Crocs, Inc. bank term loan FRN Ser. B, (CME Term
SOFR 1 Month + 3.50%), 8.703%, 2/20/29	196,571	196,862
Garda World Security Corp. bank term loan
FRN Ser. B, (CME Term SOFR 3 Month + 4.25%),
9.427%, 10/30/26	292,003	290,105
iHeartCommunications, Inc. bank term
loan FRN (CME Term SOFR 3 Month + 3.23%),
8.447%, 5/1/26	205,068	176,974
Mattress Firm, Inc. bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 4.25%), 9.95%, 9/21/28	238,739	233,170
Michaels Cos., Inc. (The) bank term loan FRN
(US SOFR + 4.25%), 9.754%, 4/15/28	189,238	167,145

12 Putnam VT High Yield Fund

	Principal
SENIOR LOANS (7.9%)*c cont.	amount	Value

Consumer cyclicals cont.
Neptune Bidco US, Inc. bank term loan FRN
Class C, (CME Term SOFR 1 Month + 5.00%),
10.004%, 4/11/29	$185,000	$162,430
PetSmart, LLC bank term loan FRN Ser. B, (CME
Term SOFR 1 Month + 3.75%), 8.953%, 1/29/28	487,361	485,738
Robertshaw US Holding Corp. bank term
loan FRN (CME Term SOFR 1 Month + 8.00%),
13.342%, 2/28/27	200,000	44,000
Sabre GLBL, Inc. bank term loan FRN (CME Term
SOFR 1 Month + 5.00%), 10.203%, 6/30/28	82,898	65,655
White Cap Buyer, LLC bank term loan FRN (CME
Term SOFR 1 Month + 3.75%), 8.853%, 10/19/27	326,861	323,500
		2,977,388
Consumer staples (1.1%)
Ascend Learning, LLC bank term loan FRN (ICE
LIBOR USD 1 Month + 5.75%), 10.953%, 11/18/29	230,000	194,541
Brand Industrial Services, Inc. bank term
loan FRN (CME Term SOFR 1 Month + 4.25%),
9.417%, 6/21/24	569,593	561,641
IRB Holding Corp. bank term loan FRN (CME
Term SOFR 3 Month Plus CSA + 3.00%),
8.203%, 12/15/27	204,760	203,161
PECF USS Intermediate Holding III Corp. bank
term loan FRN Ser. B, (ICE LIBOR USD 1 Month
+ 4.25%), 9.523%, 12/17/28	317,898	259,087
VM Consolidated, Inc. bank term loan FRN (CME
Term SOFR 1 Month + 3.25%), 8.467%, 3/19/28	316,986	316,986
		1,535,416
Energy (0.3%)
CQP Holdco LP bank term loan FRN (ICE LIBOR
USD 3 Month + 3.75%), 9.288%, 5/27/28	406,700	405,683
		405,683
Financials (0.2%)
Aretec Group, Inc. bank term loan FRN (CME
Term SOFR 1 Month + 4.50%), 9.276%, 3/8/30	145,000	144,548
HUB International, Ltd. bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 4.25%),
9.341%, 6/8/30	201,289	201,653
		346,201
Health care (0.1%)
One Call Corp. bank term loan FRN (ICE LIBOR
USD 3 Month + 5.50%), 10.829%, 4/22/27	194,556	138,135
		138,135
Technology (1.9%)
Cloud Software Group, Inc. bank term loan
FRN Ser. B, (CME Term SOFR 1 Month + 4.50%),
9.842%, 3/30/29	374,063	349,281
Epicor Software Corp. bank term loan FRN (ICE
LIBOR USD 1 Month + 7.75%), 12.834%, 7/31/28	170,000	169,611
Genesys Cloud Services Holdings, LLC bank
term loan FRN (CME Term SOFR 3 Month
+ 4.00%), 9.269%, 12/1/27	347,013	345,774
Polaris Newco, LLC bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 4.00%), 9.538%, 6/3/28	369,390	339,222
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 6.25%), 11.467%, 8/31/29	610,000	590,175
Rocket Software, Inc. bank term loan FRN (ICE
LIBOR USD 3 Month + 4.25%), 9.443%, 11/28/25	171,500	169,785
UKG, Inc. bank term loan FRN (ICE LIBOR USD
1 Month + 5.25%), 10.271%, 5/3/27	215,000	207,935

	Principal
SENIOR LOANS (7.9%)*c cont.	amount	Value

Technology cont.
UKG, Inc. bank term loan FRN (CME Term SOFR
3 Month + 3.25%), 8.271%, 5/3/26	$340,443	$333,739
Vision Solutions, Inc. bank term loan FRN (ICE
LIBOR USD 1 Month + 4.25%), 9.505%, 4/24/28	228,258	215,941
		2,721,463
Transportation (0.3%)
American Airlines, Inc. bank term loan FRN (CME
Term SOFR 3 Month + 4.75%), 10.019%, 4/20/28	150,000	153,000
United Airlines, Inc. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.75%),
9.292%, 4/21/28	260,633	260,128
		413,128

Total senior loans (cost $11,588,790)		$11,098,125

	Principal
CONVERTIBLE BONDS AND NOTES (1.8%)*	amount	Value

Fiverr International, Ltd. cv. sr. unsec. notes
zero %, 11/1/25 (Israel)	$225,000	$189,428
Liberty TripAdvisor Holdings, Inc. 144A cv. sr.
unsec. bonds 0.50%, 6/30/51	210,000	163,695
Middleby Corp. (The) cv. sr. unsec. notes
1.00%, 9/1/25	125,000	155,188
Nabors Industries, Inc. 144A company guaranty
cv. sr. unsec. unsub. notes 1.75%, 6/15/29	155,000	116,018
ON Semiconductor Corp. cv. sr. unsec. notes
zero %, 5/1/27	101,000	185,487
Realogy Group, LLC/Realogy Co-Issuer
Corp. company guaranty cv. sr. unsec. notes
0.25%, 6/15/26	274,000	204,541
Shake Shack, Inc. cv. sr. unsec. notes
zero %, 3/1/28	280,000	226,856
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	301,000	259,613
Spotify USA, Inc. company guaranty cv. sr.
unsec. notes zero %, 3/15/26	270,000	229,365
Teladoc Health, Inc. cv. sr. unsec. sub. notes
1.25%, 6/1/27	270,000	214,650
Unity Software, Inc. cv. sr. unsec. notes
zero %, 11/15/26	280,000	223,580
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	280,000	226,768
Welltower OP, LLC 144A company guaranty cv. sr.
unsec. notes 2.75%, 5/15/28, R	204,000	205,530
Total convertible bonds and notes (cost $2,824,806)		$2,600,719

CONVERTIBLE PREFERRED STOCKS (0.6%)*	Shares	Value

Chart Industries, Inc. $3.375 cv. pfd.	5,389	$349,692
KKR & Co., Inc. $3.00 cv. pfd.	2,559	168,971
PG&E Corp. $5.50 cv. pfd.	2,160	323,503
Total convertible preferred stocks (cost $667,031)		$842,166

COMMON STOCKS (0.4%)*	Shares	Value

EQT Corp.	6,835	$281,124
OneMain Holdings, Inc.	4,865	212,552
Texas Competitive Electric Holdings Co., LLC/
TCEH Finance, Inc. (Rights) †	36,615	42,107
Total common stocks (cost $491,882)		$535,783

SHORT-TERM INVESTMENTS (6.3%)*	Shares	Value

Putnam Short Term Investment Fund
Class P 5.23% L	8,834,821	$8,834,821
Total short-term investments (cost $8,834,821)		$8,834,821

Total investments (cost $149,836,256)		$138,629,951

Putnam VT High Yield Fund 13

Key to holding’s currency abbreviations

EUR	Euro

Key to holding’s abbreviations

CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold
or delivered within the United States except pursuant to an
exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2023 through June 30, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $140,748,350.

† This security is non-income-producing.

‡‡  Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/23 (aggregate face value $1,475,326) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Euro	Sell	9/20/23	$106,580	$105,485	$(1,095)
JPMorgan Chase Bank N.A.
	Euro	Sell	9/20/23	141,741	140,302	(1,439)
Morgan Stanley & Co. International PLC
	Euro	Sell	9/20/23	163,320	161,647	(1,673)
State Street Bank and Trust Co.
	Euro	Sell	9/20/23	1,027,898	1,017,364	(10,534)
UBS AG
	Euro	Sell	9/20/23	51,044	50,528	(516)
Unrealized appreciation						—
Unrealized (depreciation)						(15,257)
Total						$(15,257)

* The exchange currency for all contracts listed is the United States Dollar.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
CDX NA HY Series 40 Index	B+/P	$(83,507)	$3,500,000	$97,615	6/20/28	500 bp —	$19,455
						Quarterly
Total		$(83,507)					$19,455

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

14 Putnam VT High Yield Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$281,124	$—	$—
Financials	$212,552	—	—
Utilities and power	$—	42,107	—
Total common stocks	493,676	42,107	—
Convertible bonds and notes	—	2,600,719	—
Convertible preferred stocks	—	842,166	—
Corporate bonds and notes	—	114,718,337	—
Senior loans	—	11,098,125	—
Short-term investments	—	8,834,821	—
Totals by level	$493,676	$138,136,275	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(15,257)	$—
Credit default contracts	—	102,962	—
Totals by level	$—	$87,705	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 15

Statement of assets and liabilities
6/30/23 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $141,001,435)	$129,795,130
Affiliated issuers (identified cost $8,834,821) (Note 5)	8,834,821
Cash	247,401
Foreign currency (cost $16) (Note 1)	16
Dividends, interest and other receivables	2,113,095
Receivable from broker (Note 1)	2,912
Receivable for shares of the fund sold	75,223
Receivable for investments sold	231,961
Receivable for variation margin on centrally cleared swap contracts (Note 1)	24,369
Deposits with broker (Note 1)	322,948
Total assets	141,647,876

Liabilities
Payable for investments purchased	585,892
Payable for shares of the fund repurchased	28,682
Payable for compensation of Manager (Note 2)	64,471
Payable for custodian fees (Note 2)	8,036
Payable for investor servicing fees (Note 2)	16,102
Payable for Trustee compensation and expenses (Note 2)	108,541
Payable for administrative services (Note 2)	531
Payable for distribution fees (Note 2)	9,091
Unrealized depreciation on forward currency contracts (Note 1)	15,257
Other accrued expenses	62,923
Total liabilities	899,526

Net assets	$140,748,350

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$168,895,841
Total distributable earnings (Note 1)	(28,147,491)
Total — Representing net assets applicable to capital shares outstanding	$140,748,350

Computation of net asset value Class IA
Net assets	$96,272,087
Number of shares outstanding	18,322,979
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.25

Computation of net asset value Class IB
Net assets	$44,476,263
Number of shares outstanding	8,551,935
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.20

The accompanying notes are an integral part of these financial statements.

16 Putnam VT High Yield Fund

Statement of operations
Six months ended 6/30/23 (Unaudited)

Investment income
Interest (including interest income of $184,751 from investments in affiliated issuers) (Note 5)	$4,635,773
Dividends (net of foreign tax of $5)	31,126
Total investment income	4,666,899

Expenses
Compensation of Manager (Note 2)	384,184
Investor servicing fees (Note 2)	48,338
Custodian fees (Note 2)	7,105
Trustee compensation and expenses (Note 2)	2,949
Distribution fees (Note 2)	51,841
Administrative services (Note 2)	1,638
Auditing and tax fees	40,502
Other	24,703
Total expenses	561,260

Expense reduction (Note 2)	(587)
Net expenses	560,673

Net investment income	4,106,226

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(2,795,417)
Foreign currency transactions (Note 1)	3,417
Forward currency contracts (Note 1)	(855)
Swap contracts (Note 1)	78,016
Total net realized loss	(2,714,839)

Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	5,438,903
Assets and liabilities in foreign currencies	(739)
Forward currency contracts	(1,672)
Swap contracts	(3,087)
Total change in net unrealized appreciation	5,433,405

Net gain on investments	2,718,566

Net increase in net assets resulting from operations	$6,824,792

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 17

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/23*	12/31/22
Increase (decrease) in net assets
Operations:
Net investment income	$4,106,226	$7,467,073
Net realized loss on investments	(2,714,839)	(4,622,229)
Change in net unrealized appreciation (depreciation) of investments	5,433,405	(21,584,910)
Net increase (decrease) in net assets resulting from operations	6,824,792	(18,740,066)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(5,311,398)	(5,650,434)
Class IB	(2,098,210)	(2,083,476)
Net realized short-term gain on investments
Class IA	—	(147,243)
Class IB	—	(57,475)
From net realized long-term gain on investments
Class IA	—	(55,216)
Class IB	—	(21,553)
Increase (decrease) from capital share transactions (Note 4)	9,451,518	(9,646,235)
Total increase (decrease) in net assets	8,866,702	(36,401,698)
Net assets:
Beginning of period	131,881,648	168,283,346
End of period	$140,748,350	$131,881,648

* Unaudited.

The accompanying notes are an integral part of these financial statements.

18 Putnam VT High Yield Fund

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/23†	$5.29	.16	.10	.26	(.30)	—	(.30)	$5.25	5.09*	$96,272	.37*	3.01*	19*
12/31/22	6.30	.29	(.98)	(.69)	(.31)	(.01)	(.32)	5.29	(11.37)	94,436	.75[f]	5.24	28
12/31/21	6.30	.28	.03	.31	(.31)	—	(.31)	6.30	5.20	119,199.70		4.56	44
12/31/20	6.39	.30	(.03)[e]	.27	(.36)	—	(.36)	6.30	5.50	125,959.72		4.98	48
12/31/19	5.94	.33	.51	.84	(.39)	—	(.39)	6.39	14.55	131,799.73		5.29	37
12/31/18	6.55	.35	(.57)	(.22)	(.39)	—	(.39)	5.94	(3.59)	129,535.72		5.58	31
Class IB
6/30/23†	$5.23	.15	.11	.26	(.29)	—	(.29)	$5.20	5.06*	$44,476	.49*	2.89*	19*
12/31/22	6.23	.27	(.97)	(.70)	(.29)	(.01)	(.30)	5.23	(11.60)	37,446	1.00[f]	4.98	28
12/31/21	6.23	.27	.03	.30	(.30)	—	(.30)	6.23	4.97	49,084.95		4.32	44
12/31/20	6.32	.28	(.03)[e]	.25	(.34)	—	(.34)	6.23	5.21	53,426.97		4.71	48
12/31/19	5.87	.31	.51	.82	(.37)	—	(.37)	6.32	14.40	54,261.98		5.04	37
12/31/18	6.49	.33	(.58)	(.25)	(.37)	—	(.37)	5.87	(4.07)	45,971.97		5.33	31

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e The Net realized and unrealized gain (loss) on investments shown for the period noted may not correspond with the amounts shown on the Statement of changes in net assets as a result of timing of share activity.

f Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 19

Notes to financial statements 6/30/23 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2023 through June 30, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Putnam Management	Putnam Investment Management, LLC, the fund’s
manager, an indirect wholly-owned subsidiary of
Putnam Investments, LLC
State Street	State Street Bank and Trust Company
JPMorgan	JPMorgan Chase Bank, N.A.
the SEC	the Securities and Exchange Commission
OTC	over-the-counter
PIL	Putnam Investments Limited, an affiliate of
Putnam Management

Putnam VT High Yield Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that are obligations of U.S. companies, are below investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in securities rated below investment-grade. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in other debt instruments, including loans. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management may also use derivatives, such as futures, options, certain foreign currency transactions and credit default swap contracts for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities

20 Putnam VT High Yield Fund

over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At close of the reporting period, the fund has deposited cash valued at $322,948 in a segregated account to cover margin requirements on open centrally cleared swap.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $15,257 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Putnam VT High Yield Fund 21

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,085,113	$16,933,644	$18,018,757

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $149,931,217, resulting in gross unrealized appreciation and depreciation of $899,081 and $12,112,642, respectively, or net unrealized depreciation of $11,213,561.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of the majority of class IB shares of the fund. Approximately 32.2% of the fund’s class  IB shares are held by one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.278% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$33,703
Class IB	14,635
Total	$48,338

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $587 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $119, as a quarterly retainer, has been allocated to the fund, and an additional fee

22 Putnam VT High Yield Fund

for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities (Long-term)	$28,758,412	$24,368,460
U.S. government securities
(Long-term)	—	—
Total	$28,758,412	$24,368,460

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/23		Year ended 12/31/22		Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	556,320	$2,966,223	968,114	$5,398,356	3,577,411	$18,736,228	5,483,499	$30,031,186
Shares issued in connection with
reinvestment of distributions	1,035,360	5,311,398	1,021,448	5,852,893	413,033	2,098,210	380,723	2,162,504
	1,591,680	8,277,621	1,989,562	11,251,249	3,990,444	20,834,438	5,864,222	32,193,690
Shares repurchased	(1,122,763)	(5,961,357)	(3,057,964)	(16,978,774)	(2,597,430)	(13,699,184)	(6,582,917)	(36,112,400)
Net increase (decrease)	468,917	$2,316,264	(1,068,402)	$(5,727,525)	1,393,014	$7,135,254	(718,695)	$(3,918,710)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/22	Purchase cost	Sale proceeds	Investment income	6/30/23
Short-term investments
Putnam Short Term
Investment Fund*	$6,780,708	$28,532,662	$26,478,549	$184,751	$8,834,821
Total Short-term investments	$6,780,708	$28,532,662	$26,478,549	$184,751	$8,834,821

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may

Putnam VT High Yield Fund 23

be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$1,200,000
Centrally cleared credit default contracts (notional)	$1,500,000
Warrants (number of warrants)	30

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$102,962*	Payables	$—
Foreign exchange contracts	Receivables	—	Payables	15,257
Total		$102,962		$15,257

*Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$78,016	$78,016
Foreign exchange contracts	(855)	—	$(855)
Total	$(855)	$78,016	$77,161

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging		Forward currency
instruments under ASC 815	Warrants	contracts	Swaps	Total
Credit contracts	$—	$—	$(3,087)	$(3,087)
Foreign exchange contracts	—	(1,672)	—	$(1,672)
Equity contracts	7	—	—	$7
Total	$7	$(1,672)	$(3,087)	$(4,752)

24 Putnam VT High Yield Fund

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

		Barclays		Morgan
		Capital, Inc.	JPMorgan	Stanley & Co.	State Street
	Bank of	(clearing	Chase Bank	International	Bank and
	America N.A.	broker)	N.A.	PLC	Trust Co.	UBS AG	Total
Assets:
Centrally cleared credit
default contracts§	$—	$24,369	$—	$—	$—	$—	$24,369
Forward currency contracts#	—	—	—	—	—	—	—
Total Assets	$—	$24,369	$—	$—	$—	$—	$24,369
Liabilities:
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—
Forward currency contracts#	1,095	—	1,439	1,673	10,534	516	15,257
Total Liabilities	$1,095	$—	$1,439	$1,673	$10,534	$516	$15,257
Total Financial and Derivative
Net Assets	$(1,095)	$24,369	$(1,439)	$(1,673)	$(10,534)	$(516)	$9,112
Total collateral received (pledged)†##	$—	$—	$—	$—	$—	$—
Net amount	$(1,095)	$24,369	$(1,439)	$(1,673)	$(10,534)	$(516)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized.  Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.  Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $322,948.

Note 10 — Of special note

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco, Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly-owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly-owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. In anticipation of this automatic termination, on June 23, 2023, the Board of Trustees of the Putnam Funds approved a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable), which will be presented to the shareholders of each Putnam Fund for their approval at shareholder meetings currently expected to occur in October 2023. Proxy solicitation materials related to these meetings have been made available to shareholders that held shares of the fund at the close of business on July 24, 2023.

Putnam VT High Yield Fund 25

Trustee approval of management contract

Consideration of your fund’s new and interim management and sub-management contracts

At their meeting on June 23, 2023, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved, subject to approval by your fund’s shareholders, a new management contract with Putnam Investment Management (“Putnam Management”) and a new sub-management contract between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”) (collectively, the “New Management Contracts”). The Trustees considered the proposed New Management Contracts in connection with the planned acquisition of Putnam U.S. Holdings I, LLC (“Putnam Holdings”) by a subsidiary of Franklin Resources, Inc. (“Franklin Templeton”). The Trustees considered that, on May 31, 2023, Franklin Templeton and Great-West Lifeco Inc., the parent company of Putnam Holdings, announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Trustees noted that Putnam Holdings was the parent company of Putnam Management and PIL. The Trustees were advised that the Transaction would result in a “change of control” of Putnam Management and PIL and would cause your fund’s current Management Contract with Putnam Management and Sub-Management Contract with PIL (collectively, the “Current Management Contracts”) to terminate in accordance with the 1940 Act. The Trustees considered that the New Management Contracts would take effect upon the closing of the Transaction, which was expected to occur in the fourth quarter of 2023.

In addition to the New Management Contracts, the Trustees also approved interim management and sub-management contracts with Putnam Management and PIL, respectively (the “Interim Management Contracts”), which would take effect in the event that for any reason shareholder approval of a New Management Contract was not received by the time of the Transaction closing. The Trustees considered that each Interim Management Contract that became effective would remain in effect until shareholders approved the proposed New Management Contract, or until 150 days elapse after the closing of the Transaction, whichever occurred first. The considerations and conclusions discussed in connection with the Trustees’ consideration of the New Management Contracts and the continuance of your fund’s Current Management Contracts also apply to the Trustees’ consideration of the Interim Management Contracts, supplemented by consideration of the terms, nature and reason for any Interim Management Contract.

The Independent Trustees met with their independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), and representatives of Putnam Management and its parent company, Power Corporation of Canada, to discuss the potential Transaction, including the timing and structure of the Transaction and its implications for Putnam Management and the funds, during their regular meeting on November 18, 2022, and the full Board of Trustees further discussed these matters with representatives of Putnam Management at its regular meeting on December 15, 2022. At a special meeting on December 20, 2022, the full Board of Trustees met with representatives of Putnam Management, Power Corporation of Canada and Franklin Templeton to further discuss the potential Transaction, including Franklin Templeton’s strategic plans for Putnam Management’s asset management business and the funds, potential sources of synergy between Franklin Templeton and Putnam Management, potential areas of partnership between Power Corporation of Canada and Franklin Templeton, Franklin Templeton’s distribution capabilities, Franklin Templeton’s existing service provider relationships and Franklin Templeton’s recent acquisitions of other asset management firms.

In order to assist the Independent Trustees in their consideration of the New Management Contracts and other anticipated impacts of the Transaction on the funds and their shareholders, independent legal counsel for the Independent Trustees furnished an initial information request to Franklin Templeton (the “Initial Franklin Request”). At a special meeting of the full Board of Trustees held on January 25, 2023, representatives of Franklin Templeton addressed the firm’s responses to the Initial Franklin Request. At the meeting, representatives of Franklin Templeton discussed, among other things, the business and financial condition of Franklin Templeton and its affiliates, Franklin Templeton’s U.S. registered fund operations, its recent acquisition history, Franklin Templeton’s intentions regarding the operation of Putnam Management and the funds following the completion of the potential Transaction and expected benefits to the funds and Putnam Management that might result from the Transaction.

The Board of Trustees actively monitored developments with respect to the potential Transaction throughout the period leading up to the public announcement of a final sale agreement on May 31, 2023. The Independent Trustees met to discuss these matters at their regular meetings on January 27, April 20 and May 19, 2023. The full Board of Trustees also discussed developments at their regular meeting on February 23, 2023. Following the public announcement of the Transaction on May 31, 2023, independent legal counsel for the Independent Trustees furnished a supplemental information request (the “Supplemental Franklin Request”) to Franklin Templeton. At the Board of Trustees’ regular in-person meeting held on June 22-23, 2023, representatives of Putnam Management and Power Corporation of Canada provided further information regarding, among other matters, the final terms of the Transaction and efforts undertaken to retain Putnam employees. The Contract Committee of the Board of Trustees also met on June 22, 2023 to discuss Franklin Templeton’s responses to the Supplemental Franklin Request. Mr. Reynolds, the only Trustee affiliated with Putnam Management, participated in portions of these meetings to provide the perspective of the Putnam organization, but did not otherwise participate in the deliberations of the Independent Trustees or the Contract Committee regarding the potential Transaction.

After the presentations and after reviewing the written materials provided, the Independent Trustees met at their in-person meeting on June 23, 2023 to consider the New Management Contracts for each fund, proposed to become effective upon the closing of the Transaction, and the filing of a preliminary proxy statement. At this meeting and throughout the process, the Independent Trustees also received advice from their independent legal counsel regarding their responsibilities in evaluating the potential Transaction and the New Management Contracts. The Independent Trustees reviewed the terms of the proposed New Management Contracts and the differences between the New Management Contracts and the Current Management Contracts. They noted that the terms of the proposed New Management Contracts were substantially identical to the Current Management Contracts, except for

26 Putnam VT High Yield Fund

certain changes designed largely to address differences among various of the existing contracts, which had been developed and implemented at different times in the past.

In considering the approval of the proposed New Management Contracts, the Board of Trustees took into account a number of factors, including1

(i) Franklin Templeton’s and Putnam Management’s belief that the Transaction would not adversely affect the funds or their shareholders and their belief that the Transaction was likely to result in certain benefits (described below) for the funds and their shareholders;

(ii) That Franklin Templeton did not intend to make any material change in Putnam Management’s senior investment professionals (other than certain changes related to reporting structure and organization of personnel discussed below), including the portfolio managers of the funds, or to the firm’s operating locations as a result of the Transaction;

(iii) That Franklin Templeton intended for Putnam Management’s equity investment professionals to continue to operate largely independently from Franklin Templeton, reporting to Franklin Templeton’s Head of Public Markets following the Transaction;

(iv) That, while Putnam Management’s organizational structure was not expected to change immediately following the Transaction, Franklin Templeton intended to revise Putnam Management’s reporting structure in order to include Putnam Management’s fixed income investment professionals in Franklin Templeton’s fixed income group and to include Putnam Management’s Global Asset Allocation (“GAA”) investment professionals in Franklin Templeton’s investment solutions group, with both Franklin Templeton groups reporting to Franklin Templeton’s Head of Public Markets;

(v) Franklin Templeton’s expectation that there would not be any changes in the investment objectives, strategies or portfolio holdings of the funds as a result of the Transaction;

(vi) That neither Franklin Templeton nor Putnam Management had any current plans to propose changes to the funds’ existing management fees or expense limitations, or current plans to make changes to the funds’ existing distribution arrangements;

(vii) Franklin Templeton’s and Putnam Management’s representations that, following the Transaction, there was not expected to be any diminution in the nature, quality and extent of services provided to the funds and their shareholders by Putnam Management and PIL, including compliance and other non-advisory services;

(viii) That Franklin Templeton did not currently plan to change the branding of the funds or to change the lineup of funds in connection with the Transaction but would continue to evaluate how best to position the funds in the market;

(ix) The possible benefits accruing to the funds and their shareholders as a result of the Transaction, including:

a. That the scale of Franklin Templeton’s investment operations platform would increase the investment and operational resources available to the funds;

b. That the Putnam open-end funds would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce expenses by spreading expenses over a larger asset base; and

c. Potential benefits to shareholders of the Putnam open-end funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by Franklin Templeton and its affiliates and access to a broader array of investment opportunities;

(x) The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries;

(xi) Franklin Templeton’s expectation that the Transaction would not impact the capabilities or responsibilities of Putnam Management’s Investment Division (other than any impact related to reporting structure changes for Putnam Management’s equity, fixed income and GAA investment groups and to including Putnam Management’s fixed income and GAA investment professionals in existing Franklin Templeton investment groups, as discussed above) and that any changes to the Investment Division over the longer term would be made in order to achieve perceived operational efficiencies or improvements to the portfolio management process;

(xii) Franklin Templeton’s commitment to maintaining competitive compensation arrangements to allow Putnam Management to continue to attract and retain highly qualified personnel and Putnam Management’s and Franklin Templeton’s efforts to retain personnel, including efforts implemented since the Transaction was announced;

(xiii) That the current senior management teams at Putnam Management and Power Corporation of Canada had indicated their strong support of the Transaction and that Putnam Management had recommended that the Board of Trustees approve the New Management Contracts; and

(xiv) Putnam Management’s and Great-West Lifeco Inc.’s commitment to bear all expenses incurred by the funds in connection with the Transaction, including all costs associated with the proxy solicitation in connection with seeking shareholder approval of the New Management Contracts.

Finally, in considering the proposed New Management Contracts, the Board of Trustees also took into account their concurrent deliberations and conclusions, as described below, in connection with their annual review of the funds’ Current Management Contracts and the approval of their continuance, effective July 1, 2023, and the extensive materials that they had reviewed in connection with that review process.

Based upon the foregoing considerations, on June 23, 2023, the Board of Trustees, including all of the Independent Trustees, unanimously approved the proposed New Management Contracts and determined to recommend their approval to the shareholders of the funds.

General conclusions — Current Management Contracts

The Board of Trustees oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management and the sub-management contract with respect to your fund between Putnam Management and PIL. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate

1 All subsequent references to Putnam Management describing the Board of Trustees’ considerations should be deemed to include references to PIL as necessary or appropriate in the context.

Putnam VT High Yield Fund 27

PIL as a separate entity.) The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board of Trustees’ independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2023, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the funds and the Independent Trustees.

At the Board of Trustees’ June 2023 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Current Management Contracts, effective July 1, 2023, and the approval of your fund’s New Management Contracts and Interim Management Contracts, as discussed above.

The Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam mutual funds and closed-end funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders. The Trustees also took into account their concurrent deliberations and conclusions, and the materials that they had reviewed, in connection with their approval on June 23, 2023 of the Interim Management Contracts and the New Management Contracts, which had been proposed in light of the Transaction (which would cause the fund’s Current Management Contracts to terminate in accordance with applicable law or the terms of each contract).

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2022. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2022. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2025. Putnam Management and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Management Contracts and Interim Management Contracts and the continuance of your fund’s Current Management Contracts.

28 Putnam VT High Yield Fund

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2022. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2022 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2022 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally encouraging in 2022 against a backdrop of volatile equity and fixed income markets, driven by factors such as Russia’s invasion of Ukraine, increased tensions with China, disruptions in energy markets and broader supply chains, rising inflation and the significant tightening of monetary policy by the Board of Governors of the Federal Reserve in an effort to combat inflation. The Trustees further noted that, in the face of these numerous economic headwinds, corporate earnings and employment data had been generally robust throughout 2022. For the one-year period ended December 31, 2022, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 41st percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 1.3% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 34th, 27th and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2022, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 40 funds were rated four or five stars at the end of 2022, which represented an increase of 15 funds year-over-year. The Trustees also considered that seven funds were five-star rated at the end of 2022, which was a year-over-year decrease of two funds, and that 83% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2022. In this regard, the Trustees considered that the funds had ranked 9th out of 49 fund companies, 3rd out of 49 fund companies and 2nd out of 47 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees

Putnam VT High Yield Fund 29

also noted that The Putnam Fund complex had been the only fund family to rank in the top ten in all three time periods. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2022 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — High Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2022 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
3rd	3rd	3rd

Over the one-year, three-year and five-year periods ended December 31, 2022, there were 102, 101 and 101 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing.

Brokerage and soft-dollar allocations; distribution and investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments made to Putnam Management’s affiliates by the mutual funds for distribution services and investor services. In conjunction with the review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the mutual funds PSERV and PRM for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

30 Putnam VT High Yield Fund

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Putnam VT High Yield Fund 31

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32 Putnam VT High Yield Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in May 2023. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2022 through December 2022. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2022. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisor	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT High Yield Fund 33

This report has been prepared for the shareholders
of Putnam VT High Yield Fund.	SA86_VT 334234 8/23

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 25, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 25, 2023